2. Investment securities, Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost
Due within one year	$ 3,666
Due from one to five years	57,322
Due from five to ten years	106,136
Due after ten years	15,227
Mortgage-backed securities	76,406
Equity securities	748
Total	259,505	$ 272,167
Estimated Fair Value
Due within one year	3,647
Due from one to five years	60,001
Due from five to ten years	109,829
Due after ten years	15,841
Mortgage-backed securities	77,887
Equity securities	1,325
Total	$ 268,530